Parent Only Financial Information (Details)	Dec. 31, 2025
Parent Only Financial Information [Line Items]
Percentage of restricted net assets	25.00%
Parent Company [Member]
Parent Only Financial Information [Line Items]
Percentage of restricted net assets	25.00%